Annual Fund Operating Expenses	Nov. 24, 2025
Defiance Daily Target 2X Long AA ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.02%	[1],[2]
Expenses (as a percentage of Assets)	1.31%	[1],[3]
Defiance Daily Target 2X Long CAE ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.02%	[4],[5]
Expenses (as a percentage of Assets)	1.31%	[4],[6]
Defiance Daily Target 2X Long CSCO ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[7]
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.02%	[7],[8]
Expenses (as a percentage of Assets)	1.31%	[7],[9]
Defiance Daily Target 2X Long EBAY ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[10]
Distribution and Service (12b-1) Fees	0.00%	[10]
Other Expenses (as a percentage of Assets):	0.02%	[10],[11]
Expenses (as a percentage of Assets)	1.31%	[10],[12]
Defiance Daily Target 2X Long EXEL ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[13]
Distribution and Service (12b-1) Fees	0.00%	[13]
Other Expenses (as a percentage of Assets):	0.02%	[13],[14]
Expenses (as a percentage of Assets)	1.31%	[13],[15]
Defiance Daily Target 2X Long IBKR ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[16]
Distribution and Service (12b-1) Fees	0.00%	[16]
Other Expenses (as a percentage of Assets):	0.02%	[16],[17]
Expenses (as a percentage of Assets)	1.31%	[16],[18]
Defiance Daily Target 2X Long KLAC ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.02%	[19],[20]
Expenses (as a percentage of Assets)	1.31%	[19],[21]
Defiance Daily Target 2X Long MPWR ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[22]
Distribution and Service (12b-1) Fees	0.00%	[22]
Other Expenses (as a percentage of Assets):	0.02%	[22],[23]
Expenses (as a percentage of Assets)	1.31%	[22],[24]
Defiance Daily Target 2X Long PFE ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[25]
Distribution and Service (12b-1) Fees	0.00%	[25]
Other Expenses (as a percentage of Assets):	0.02%	[25],[26]
Expenses (as a percentage of Assets)	1.31%	[25],[27]
Defiance Daily Target 2X Long ERIC ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[28]
Distribution and Service (12b-1) Fees	0.00%	[28]
Other Expenses (as a percentage of Assets):	0.02%	[28],[29]
Expenses (as a percentage of Assets)	1.31%	[28],[30]
Defiance Daily Target 2X Long SE ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[31]
Distribution and Service (12b-1) Fees	0.00%	[31]
Other Expenses (as a percentage of Assets):	0.02%	[31],[32]
Expenses (as a percentage of Assets)	1.31%	[31],[33]
Defiance Daily Target 2X Long UPS ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[34]
Distribution and Service (12b-1) Fees	0.00%	[34]
Other Expenses (as a percentage of Assets):	0.02%	[34],[35]
Expenses (as a percentage of Assets)	1.31%	[34],[36]

[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[4]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[5]	Based on estimated amounts for the current fiscal year.
[6]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[7]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[8]	Based on estimated amounts for the current fiscal year.
[9]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[10]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[11]	Based on estimated amounts for the current fiscal year.
[12]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[13]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[14]	Based on estimated amounts for the current fiscal year.
[15]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[16]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[17]	Based on estimated amounts for the current fiscal year.
[18]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[19]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[20]	Based on estimated amounts for the current fiscal year.
[21]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[22]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[23]	Based on estimated amounts for the current fiscal year.
[24]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[25]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[26]	Based on estimated amounts for the current fiscal year.
[27]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[28]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[29]	Based on estimated amounts for the current fiscal year.
[30]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[31]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[32]	Based on estimated amounts for the current fiscal year.
[33]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[34]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[35]	Based on estimated amounts for the current fiscal year.
[36]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.